Offerings - Offering: 1	Oct. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value
Amount Registered | shares	91,115,703
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 91,115,703.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,583.08
Offering Note	All of the shares of Common Stock offered hereby are for the account of the Selling Stockholders named herein. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of Common Stock which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of Common Stock outstanding.

Represents an aggregate of 91,115,703 shares of Common Stock, consisting of: (i) 37,190,083 shares of Common Stock issuable upon the conversion of shares of 16,735,537 shares of Common Stock Series B Non-Voting Convertible Preferred Stock (the “Series B Preferred Stock”), 37,190,083 shares of Common Stock issuable upon exercise of certain accompanying warrants, and issuable as dividends (“Dividend Shares”) to the holders of the Series B Preferred Stock, based on the Company’s reasonable good-faith estimate of the number of Dividend Shares to be issued, if any.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on Nasdaq on October 30, 2025, which was approximately $1.00 per share.